Convertible debentures (Details) - USD ($)				12 Months Ended
	May 31, 2024	Dec. 29, 2023	Oct. 21, 2022	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Convertible debentures
Aggregate principal amount					$ 7,780,000
Loss on warrants settlement					1,928,681
Issuance cost incurred				$ 0	1,560,000	$ 300,000
Amortization of debentures discount				$ 1,167,996	1,125,067	$ 357,995
Convertible Debt Issued on December 29, 2023
Convertible debentures
Aggregate principal amount		$ 6,740,000
Warrants to purchase ordinary shares		1,070,719
Purchase price of warrants		$ 6,127,334
Debt issuance costs		612,666
Loss on warrants settlement		4,399,645
Fair value of interest		6,127,334
Proceeds from issuance of debt		3,566,476
Proceeds from issuance of warrants		$ 2,560,858
Conversion price (in dollars per share)		$ 15
Prepayments in cash					$ 960,000
Number of shares issued upon conversion				35,921,082
Maturity date		36 months
Convertible Debt Issued on October 21, 2022
Convertible debentures
Aggregate principal amount			$ 2,100,000
Interest rate (as a percent)			116.00%
Purchase price of warrants			$ 1,974,000
Debt issuance costs			256,000
Loss on warrants settlement			1,007,799
Fair value of interest			1,872,536
Proceeds from issuance of debt			1,198,804
Proceeds from issuance of warrants			$ 645,196
Conversion price (in dollars per share)			$ 0.33		$ 1.8
Weighted average interest rate			115.00%
Prepayments in cash					$ 900,000
Remaining principle balance					$ 1,200,000
Number of shares issued upon conversion					680,183
Convertible Debenture and Exchange note issued on May 31, 2024
Convertible debentures
Aggregate principal amount	$ 2,000,000
Interest rate (as a percent)	10.00%
Number of shares issued upon conversion				6,677,149
Maturity date	24 months
Cancellation of warrants	500,000
Cancelled warrants	$ 71,319
Average price of ordinary share	95.00%
Ordinary shares | Convertible Debt Issued on December 29, 2023
Convertible debentures
Conversion price (in dollars per share)		$ 0.7186
Weighted average interest rate		20.00%
Ordinary shares | Convertible Debt Issued on October 21, 2022
Convertible debentures
Warrants to purchase ordinary shares			5,925,599
Conversion price (in dollars per share)			$ 0.06
Weighted average interest rate			20.00%
Minimum | Convertible Debt Issued on December 29, 2023
Convertible debentures
Interest rate		13.50%
Minimum | Convertible Debt Issued on October 21, 2022
Convertible debentures
Interest rate			12.00%
Minimum | Convertible Debenture and Exchange note issued on May 31, 2024
Convertible debentures
Conversion price (in dollars per share)	$ 0.76
Maximum | Convertible Debt Issued on October 21, 2022
Convertible debentures
Warrants to purchase ordinary shares			5,108,275